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Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                                                   March 3, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:  New England Variable Annuity Fund I
              File No. 811-1930

Commissioners:

         Annual Reports dated December 31, 2003 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.


                                                     Sincerely,

                                                     /s/  Ellen Mitchell

                                                     Ellen Mitchell